Troutman Pepper Locke LLP 305 Church at N. Hills Street, Suite 1200 Raleigh, NC 27609 troutman.com

James L. Severs

james.severs@troutman.com

Via EDGAR

March 31, 2025

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”) Registration Statement on Form N-14

Ladies and Gentlemen:

The Trust is hereby transmitting for filing a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Gotham Index Plus Fund, a series of the Trust (the “Acquiring Fund”). It is anticipated that the Shares will be issued to shareholders of the Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund, and Gotham Hedged Core Fund, each a series of the Trust (each an “Acquired Fund”), in connection with the proposed reorganization of each Acquired Fund into the Acquiring Fund (each, a “Reorganization”), pursuant to each respective agreement and plan of reorganization (each, a “Reorganization Agreement”). The respective Reorganization Agreements are not subject to the approval of either the Gotham Defensive Long 500 Fund or the Gotham Enhanced 500 Plus Fund shareholders. The Reorganization Agreement with respect to the Reorganization of the Gotham Hedged Core Fund is expected to be approved by the written consent of a majority of the Gotham Hedged Core Fund’s shareholders prior to the effective date of the Registration Statement.

It is proposed that this filing will become effective automatically pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the Registration Statement, please contact the undersigned at 919.835.4142 or John P. Falco at 215.981.4659.

Very truly yours,

/s/ James L. Severs
James L. Severs

cc:	Mr. Joel Weiss, President of FundVantage Trust John P. Falco, Esq.